Accounts Receivable (Tables) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts Receivable, Net
Accounts receivable, net consisted of the following components (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Accounts receivable - billed	$61,055	$55,186	$57,721
Accounts receivable - unbilled	110,443	129,488	128,489
Allowance for doubtful accounts	(4,961)	(4,337)	(4,342)
Accounts receivable - net	$166,537	$180,337	$181,868

Schedule of Changes in Allowance for Doubtful Accounts
The changes in the Company’s allowance for doubtful accounts as of December 31, 2015, 2016 and 2017 and as of March 30, 2018, were as follows (in thousands):

Balance at December 31, 2015	$4,810
Charged to costs and expenses	424
Deductions	(273)
Balance at December 31, 2016	4,961
Charged to costs and expenses	174
Deductions	(798)
Balance at December 31, 2017	4,337
Charged to costs and expenses	31
Deductions	(26)
Balance at March 30, 2018 (unaudited)	$4,342